Basis of preparation of consolidated financial statements and material accounting policy information - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies Table [Line Items]
Revenue	$ 92,390,000	$ 15,936,000	$ 6,155,000
Bottom
Material Accounting Policies Table [Line Items]
Sample return period	1 year
Top of range
Material Accounting Policies Table [Line Items]
Consideration refundable period from the date of delivery, services upfront	30 days
Revenue from service
Material Accounting Policies Table [Line Items]
Revenue	$ 0	$ 0	$ 0